Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Summary of Reconciliation of Carrying Amount of Property, Plant and Equipment
i)                   Reconciliation of carrying amount

	Note	Computers	Buildings and renovation	Motor vehicles held for leasing	Office and other equipment	Total
(in $ millions)		$	$	$	$	$
Cost
At January 1, 2023		81	291	504	58	934
Additions		4	24	130	11	169
Write-offs/disposal		(7)	(14)	(50)	(1)	(72)
Effects of movements in exchange rates		*	(4)	8	(1)	3
At December 31, 2023		78	297	592	67	1,034
Additions		13	30	150	12	205
Acquisition through business combination		*	1	*	*	1
Write-offs/disposal		(12)	(20)	(60)	(1)	(93)
Effects of movements in exchange rates		(2)	*	(20)	*	(22)
At December 31, 2024		77	308	662	78	1,125

	Note	Computers	Buildings and renovation	Motor vehicles held for leasing	Office and other equipment	Total
(in $ millions)		$	$	$	$	$
Accumulated depreciation and impairment losses
At January 1, 2023		57	94	262	29	442
Depreciation for the year		12	42	65	9	128
Write-offs/disposal		(6)	(9)	(34)	(1)	(50)
Impairment (reversal) loss of PPE		—	—	*	—	*
Effects of movements in exchange rates		*	(2)	5	(1)	2
At December 31, 2023		63	125	298	36	522
Depreciation for the year		12	44	57	9	122
Write-offs/disposal		(12)	(19)	(45)	(1)	(77)
Effects of movements in exchange rates		(1)	*	(8)	*	(9)
At December 31, 2024		62	150	302	44	558
Carrying amounts
At January 1, 2023		24	197	242	29	492
At December 31, 2023		15	172	294	31	512
At December 31, 2024		15	158	360	34	567
*Amount less than $1 million